Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 31, 2020